U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	March 31, 2026

Face Amount				Issuer	Cusip	Coupon	Maturity Date	Value

Puerto Rico Taxable Obligations - 13.78% of net assets applicable to common shareholders, total cost of $8,466,000
$ 8,466,000		A		Autopistas Metropolitanas de Puerto Rico, 144A security	05330KAA3	6.75%	06/30/35	$ 8,206,446

Puerto Rico FNMA Taxable - 7.86% of net assets applicable to common shareholders, total cost of $5,134,812
$ 615,306				FNMA Pool AP1207	3138M4KV3	3.50%	02/01/43	$ 572,973
1,053,956				FNMA Pool AR5155	3138W2WR2	3.50%	04/01/43	978,003
1,101,603				FNMA Pool AV7070	3138XJ2C0	3.00%	06/01/45	987,139
147,273				FNMA Pool 850032	31408FLM9	5.50%	05/01/36	146,961
2,216,621				FNMA Pool AR5162	3138W2WY7	3.50%	05/01/43	1,996,864

$ 5,134,759	B							$ 4,681,940

US Municipals - 92.53% of net assets applicable to common shareholders, total cost of $62,116,962
$ 630,000	C	E	D	Alameda County Joint Powers Authority	010831BE4	7.05%	12/01/44	$ 705,393
1,000,000	C			Atlanta & Fulton County Recreation Authority	047681QU8	5.10%	12/01/47	972,999
1,000,000	C	E		Bay Area Toll Authority	072024NV0	7.04%	04/01/50	842,391
700,000		E		California State General Obligation	13063A5G5	7.55%	04/01/39	830,951
1,000,000		E	D	California State General Obligation	13063BFR8	7.63%	03/01/40	1,190,051
1,000,000	C		D	California Statewide Communities Development Authority	13080STQ7	4.82%	08/01/45	835,682
1,705,000	C	E	D	Chicago O’Hare International Airport	167593AN2	6.40%	01/01/40	1,867,732
650,000	C			Chicago O’Hare International Airport	167593H70	4.57%	01/01/54	564,706
724,637	C	E	D	Chicago Transportation Authority	16772PAQ9	6.20%	12/01/40	765,642
1,000,000	C	E		Chicago Wastewater Transmission	167727SW7	6.90%	01/01/40	1,093,358
1,000,000	C	E	D	Dallas Convention Center Hotel Development Corp.	235417AA0	7.09%	01/01/42	1,081,647
1,000,000	C			D Escambia County Health Facilities Authority	296110GG8	3.61%	08/15/40	809,839
330,000	C			Golden State Tobacco	38122NZX3	3.12%	06/01/38	274,870
1,000,000	C	E		Houston, Texas Utility System	44244CD20	2.54%	11/15/40	755,277
1,500,000	C		D	Idaho Health Facilities Authority	451295A25	5.02%	03/01/48	1,375,740
250,000			D	Inglewood California Taxable Pension Obligation	457074AZ5	4.35%	09/01/47	209,362
285,000	C		D	Kentucky County Airport	491034AQ7	4.69%	01/01/49	254,463
860,000	C	E		Los Angeles California Department Airports	544435C32	6.58%	05/15/39	920,543
315,000	C	E	D	Los Angeles County Public Works Financing Authority	54473ENS9	7.62%	08/01/40	370,023
1,000,000	C			Louisville & Jefferson County Metropolitan Sewer District	54660DAS8	4.76%	05/15/42	903,782
1,865,000	C	E	D	Louisville & Jefferson County Metropolitan Sewer District	546589QY1	6.25%	05/15/43	1,935,758
375,000	C			Maryland Economic Development Corp.	57420NDD0	4.13%	06/01/29	366,095
150,000	C			Maryland Economic Development Corp.	57420NDF5	4.25%	06/01/31	143,590
500,000	C			Maryland Stadium Authority Bonds	574297EF0	3.71%	03/01/39	447,531
1,755,000	C	E	D	Metropolitan Transportation Authority	59259NZH9	7.34%	11/15/39	2,033,583
70,000	C			Metropolitan Transportation Authority	59261A2P1	5.18%	11/15/49	65,310
555,000	C		D	Metropolitan Transportation Authority	59261A6J1	6.81%	11/15/40	605,647
1,500,000	C		D	Michigan State University	594712UF6	4.50%	08/15/48	1,363,641
2,149,000	C	E		Municipal Electric Authority of Georgia	626207YS7	7.06%	04/01/57	2,375,945
1,490,000	C	E		New Jersey Turnpike Authority	646139X83	7.10%	01/01/41	1,718,947
600,000	C		D	New Jersey State Education	6460662P4	3.84%	09/01/36	544,977
914,394		E	D	New York General Obligations Bonds	64966HTX8	5.99%	12/01/36	946,027
855,000	C			New York City Industrial Development Agency	64971PJT3	6.03%	01/01/46	747,824
1,630,000	C	E		New York City Transitional Finance Authority Building Aid Revenue	64972HRB0	6.83%	07/15/40	1,779,326
1,000,000	C		D	New York Dormitory Authority	64990GGK2	4.95%	08/01/48	884,185
1,000,000	C			New York Transportation and Development Corp.	650116BF2	3.67%	07/01/30	967,240
1,270,000	C	E		New York Urban Development Corp.	650035TD0	5.77%	03/15/39	1,109,924
750,000	C			Nashville & Davidson County Metropolitan Government Sports Stadium	592090MC5	5.59%	07/01/56	753,295
1,000,000	C	E	D	North Texas Tollway Authority	66285WFB7	6.72%	01/01/49	1,091,348
1,000,000	C	E	D	Northern California Power Agency Bond	664845DQ4	7.31%	06/01/40	1,115,289
500,000	C			Oklahoma State Development Finance Authority	67884XCR6	5.45%	08/15/28	507,795
1,210,000	C	E	D	Pennsylvania Turnpike Commission	709223ZZ7	5.56%	12/01/49	1,170,121
1,250,000	C		D	Port Authority of New York & New Jersey	73358WCW2	5.65%	11/01/40	1,306,666
2,000,000	C			Port of Morrow	73474TAT7	2.54%	09/01/40	1,526,958
1,200,000	C		D	Port of Portland	735240S79	4.06%	07/01/39	1,088,653
800,000	C	E		Public Power Generation Agency Bond	744434EC1	7.24%	01/01/41	856,824
1,250,000	C	E		Regional Transportation District	759136QP2	5.84%	11/01/50	1,249,526
1,815,000	C	E	D	Rutgers The State University of New Jersey	783186NH8	5.67%	05/01/40	1,855,556
1,140,000	C			San Francisco City & County Redevelopment Agency	79771PU86	8.41%	08/01/39	1,368,991
805,000	C	E		San Jose, California Airport	798136YP6	3.29%	03/01/41	641,588
1,075,000	C	E		Southern California Public Power Authority	842471BZ6	5.93%	07/01/32	1,114,927
750,000	C		D	Spartanburg Regional Health Services District	847113CE5	4.23%	04/15/38	691,318
1,000,000	C			Spartanburg Regional Health Services District	847113DJ3	3.55%	04/15/50	712,674
1,715,000	C		D	Texas Private Activity Bond	882667AZ1	3.92%	12/31/49	1,367,143
1,690,000	C	E		Washington State Convention Center Public Facilities District	93976AAH5	6.79%	07/01/40	1,815,422
240,000	C			Wisconsin Center District	976595FA1	4.17%	12/15/50	193,627

$ 55,818,031								$ 55,087,722

Total investments (114.18% of net assets)								$ 67,976,108
Other assets less liabilities (-14.18% of net assets)								(8,440,912)

Net assets applicable to common shareholders - 100%								$ 59,535,196

A	Private Placement under rule 144A.

B

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

C	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus.

D	A portion or all of the security has been pledged as collateral for line of credit.

E	BABs - these securities are Build America Bonds (“BAB”), which are taxable municipal bonds that carry special tax credits and federal subsidies for either the bond issuer or the bondholder.

The accompanying notes are an integral part of these financial statements.